United States
                   Securities and Exchange Commission
                        Washington, D.C.  205490

                                Form 13F

                          From 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 1999


Check here if Amendment []; Amendment Number ____

  This Amendment (Check only one.):[] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:     Baxter Financial Corporation
Address:  1200 North Federal Highway, Suite 424
          Boca Raton, FL  33432

Form 13F File Number:   28-2480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ronald F. Rohe
Title:       Chief Operating Officer
Phone:       561-395-2155

Signature, Place, and Date of Signing:



____________________     Boca Raton, FL          July 7, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:  $  91,313
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                 Form 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
NAME OF ISSUER      TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
                                               (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
American Express                    025816109    2,603      20,000  SH           SOLE                20,000
American Int'l                      026874107    4,690      40,000  SH           SOLE                40,000
Anixter Int'l                       035290105    3,942     216,000  SH           SOLE               216,000
Comcast                SL CL A      200300200    8,456     220,000  SH           SOLE                               220,000
Corn Products                       219023108    4,413     145,000  SH           SOLE               145,000
Cox Communications                  224044107    5,890     160,000  SH           SOLE               160,000
Dole Foods                          256605106    3,316     112,900  SH           SOLE               112,900
Exxon                               302290101      233       3,020  SH           SOLE                 3,020
Federal Nat'l Mtg                   313586109    7,508     110,000  SH           SOLE               110,000
Food Lion              CL B         344775101      232      20,000  SH           SOLE                20,000
Golden State Bancorp                381197102    4,410     196,000  SH           SOLE               196,000
Ibis Tech Corp                      450909106    1,089      32,500  SH           SOLE                32,500
Ingles Markets                      457030104    1,510      99,000  SH           SOLE                99,000
Mobile America                      607235504       36      11,000  SH           SOLE                11,000
National City Corp                  635401103    4,585      70,000  SH           SOLE                70,000
Novacare                            669930109       15      10,000  SH           SOLE                10,000
PNC Bancorp                         693475105    6,627     115,000  SH           SOLE               115,000
RailAmerica                         750753105      459      44,500  SH           SOLE                54,500
Ryder System                        783549108    5,562     216,000  SH           SOLE               134,900
SBC Communications                  78387G103    7,901     136,216  SH           SOLE               136,216
Scotts Company                      810186106    3,372      70,800  SH           SOLE                20,400
SLM Holdings                        78442A109    6,359     138,800  SH           SOLE               140,800
Southern Union                      844030106      258      11,851  SH           SOLE                13,951
Time Warner                         887315109    1,453      20,000  SH           SOLE                20,000
United Dominion Rlty                910197102      135      11,500  SH           SOLE                11,000
United Healthcare                   910581107    3,776      60,300  SH           SOLE                61,300
Vodafone                            92857T107      335       1,701  SH           SOLE                 1,701
Washington Post        CL B         939640108    2,151       4,000  SH           SOLE                 4,000